Victory Pioneer Floating Rate Fund
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.3%
	Senior Secured Floating Rate Loan Interests — 84.0% of Net Assets*(a)
	Advanced Materials — 1.3%
445,000	CoorsTek, Inc., Initial Term B Loan, 6.671% (Term SOFR + 300 bps), 10/28/32	$ 448,337
2,709,391	Groupe Solmax, Inc., Initial Term Loan, 8.684% (Term SOFR + 475 bps), 5/29/28	2,305,524
	Total Advanced Materials	$2,753,861

	Advertising Sales — 0.4%
801,452	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.786% (Term SOFR + 400 bps), 8/21/28	$ 803,055
	Total Advertising Sales	$803,055

	Advertising Services — 1.1%
480,000	Dotdash Meredith, Inc., Term B-2 Loan, 7.20% (Term SOFR + 350 bps), 6/17/32	$ 439,140
937,944	Neptune BidCo US, Inc., First Lien Dollar Term B Loan, 8.767% (Term SOFR + 500 bps), 4/11/29	924,755
965,000(b)	Neptune BidCo US, Inc., Term Loan B, 1/28/33	957,159
	Total Advertising Services	$2,321,054

	Aerospace & Defense — 1.0%
414,643	Goat Holdco LLC, 2026 Term B Loan, 6.172% (Term SOFR + 250 bps), 1/27/32	$ 415,420
547,251	Karman Holdings, Inc., Initial Term Loan, 7.172% (Term SOFR + 350 bps), 4/1/32	550,158
302,466(b)	Karman Holdings, Inc., Third Amendment Term Loan, 4/1/32	303,791
778,050	TransDigm, Inc., New Tranche K Term Loan, 5.922% (Term SOFR + 225 bps), 3/22/30	778,245
	Total Aerospace & Defense	$2,047,614

	Airlines — 0.5%
1,001,736	AAdvantage Loyalty IP Ltd. (American Airlines), 2025 Replacement Term Loan, 5.918% (Term SOFR + 225 bps), 4/20/28	$ 1,001,360
	Total Airlines	$1,001,360

	Airport Development & Maintenance — 0.6%
1,303,377	Apple Bidco LLC, First Lien Amendment No. 5 Term Loan, 6.172% (Term SOFR + 250 bps), 9/23/31	$ 1,305,983
	Total Airport Development & Maintenance	$1,305,983

1Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	Appliances — 1.0%
2,217,465	Osmosis Buyer Ltd., 2025 Refinancing Term B Loan, 6.854% (Term SOFR + 300 bps), 7/31/28	$ 2,219,860
	Total Appliances	$2,219,860

	Applications Software — 2.0%
1,208,085	EP Purchaser LLC, First Lien Closing Date Term Loan, 7.437% (Term SOFR + 350 bps), 11/6/28	$ 742,972
1,319,058	Flash Charm, Inc., First Lien Incremental Term Loan, 7.354% (Term SOFR + 350 bps), 3/2/28	1,171,763
1,248,077	RealPage, Inc., First Lien Initial Term Loan, 6.934% (Term SOFR + 300 bps), 4/24/28	1,234,036
1,124,205	SS&C Technologies Holdings, Inc., Term B-8 Loan, 5.672% (Term SOFR + 200 bps), 5/9/31	1,125,698
	Total Applications Software	$4,274,469

	Auto Parts & Equipment — 0.8%
436,721	Adient US LLC, Term B-2 Loan, 5.672% (Term SOFR + 200 bps), 1/31/31	$ 437,322
1,250,000(b)	American Axle & Manufacturing, Inc., Tranche C Term Loan, 6.929% (Term SOFR + 325 bps), 2/24/32	1,255,209
	Total Auto Parts & Equipment	$1,692,531

	Auto Repair Centers — 0.7%
1,552,797	Champions Holdco, Inc., Initial Term Loan, 8.572% (Term SOFR + 475 bps), 2/23/29	$ 1,451,218
	Total Auto Repair Centers	$1,451,218

	Auto-Truck Trailers — 1.1%
2,646,875	Novae LLC, Tranche B Term Loan, 8.822% (Term SOFR + 500 bps), 12/22/28	$ 2,443,397
	Total Auto-Truck Trailers	$2,443,397

	Building & Construction Products — 0.3%
442,682	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.03% (Term SOFR + 325 bps), 4/12/28	$ 345,766
378,591(b)	Gibraltar Industries, Inc., TLB, 1/29/33	379,538
	Total Building & Construction Products	$725,304

	Building Production — 2.1%
1,208,925	Chariot Buyer LLC, First Lien Refinancing Term Loan, 6.422% (Term SOFR + 275 bps), 9/8/32	$ 1,209,356
1,219,007	Koppers, Inc., Term B-2 Loan, 6.18% (Term SOFR + 250 bps), 4/10/30	1,216,468
Victory Pioneer Floating Rate Fund | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building Production — (continued)
1,000,000	MSOF Beacon LLC, Initial Term Loan, 6.172% (Term SOFR + 250 bps), 12/23/32	$ 1,001,719
1,007,387	Quikrete Holdings, Inc., First Lien Tranche B-3 Term Loan, 5.922% (Term SOFR + 225 bps), 2/10/32	1,008,253
	Total Building Production	$4,435,796

	Cable & Satellite Television — 0.8%
617,218	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.178% (Term SOFR + 525 bps), 8/2/29	$ 618,954
1,174,000	Sunrise Financing Partnership, Facility AAA, 6.129% (Term SOFR + 250 bps), 2/15/32	1,173,056
	Total Cable & Satellite Television	$1,792,010

	Casino Services — 0.6%
385,140	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 5.922% (Term SOFR + 225 bps), 2/6/31	$ 383,214
89,495	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.658% (Term SOFR + 750 bps), 10/2/28	83,231
187,416	Lucky Bucks LLC, Priority Second Out Term Loan, 6.658% (Term SOFR + 250 bps), 10/2/29	143,373
748,125	Voyager Parent LLC, 2026 Refinancing Term B Loan, 7.911% (Term SOFR + 425 bps), 7/1/32	748,709
	Total Casino Services	$1,358,527

	Chemicals-Diversified — 1.0%
1,817,017	Ineos US Finance LLC, 2030 Dollar Term Loan, 6.922% (Term SOFR + 325 bps), 2/19/30	$ 1,358,220
875,000	SCIL IV LLC, Facility B2, 7.788% (Term SOFR + 400 bps), 11/8/32	877,188
	Total Chemicals-Diversified	$2,235,408

	Chemicals-Specialty — 1.7%
1,072,230	Axalta Coating Systems U.S. Holdings, Inc., Term B-7 Dollar Loan, 5.422% (Term SOFR + 175 bps), 12/20/29	$ 1,074,576
870,458	Mativ Holdings, Inc., Term B Loan, 7.536% (Term SOFR + 375 bps), 4/20/28	867,194
238,922	Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan, 7.036% (Term SOFR + 325 bps), 4/3/28	239,071
588,071	Nouryon Finance B.V., November 2024 B-2 Dollar Term Loan, 6.917% (Term SOFR + 325 bps), 4/3/28	587,519
972,000	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 6.672% (Term SOFR + 300 bps), 6/20/31	958,028
	Total Chemicals-Specialty	$3,726,388

3Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	Commercial Services — 2.9%
960,474	AEA International Holdings (Luxembourg) S.a.r.l., First Lien New Term Loan, 6.422% (Term SOFR + 275 bps), 9/7/28	$ 960,474
650,000	Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, 6.922% (Term SOFR + 325 bps), 1/31/31	616,416
1,444,995	DS Parent, Inc., Term Loan B, 9.172% (Term SOFR + 550 bps), 1/31/31	1,307,720
728,175	Fleet Midco I Ltd., Facility B2, 6.792% (Term SOFR + 275 bps), 2/21/31	730,906
1,010,000	ION Platform Finance US, Inc., Initial Dollar Term Loan, 7.422% (Term SOFR + 375 bps), 10/7/32	914,050
1,175,476	Jupiter Buyer, Inc., Initial Term Loan, 7.922% (Term SOFR + 425 bps), 11/1/31	1,187,782
498,750	Vestis Corp., Term B-1 Loan, 6.072% (Term SOFR + 225 bps), 2/22/31	468,202
	Total Commercial Services	$6,185,550

	Computer Data Security — 0.8%
1,927,891	Precisely Software, Inc., First Lien Third Amendment Term Loan, 7.928% (Term SOFR + 400 bps), 4/24/28	$ 1,633,084
	Total Computer Data Security	$1,633,084

	Computer Services — 3.0%
1,224,450	Ahead DB Holdings LLC, First Lien Term B-5 Loan, 6.172% (Term SOFR + 250 bps), 2/1/31	$ 1,215,777
527,147	Amentum Holdings, Inc., Initial Term Loan, 5.672% (Term SOFR + 200 bps), 9/29/31	528,729
217,000	Cyberswift US Finco LLC, Term Loan, 7.646% (Term SOFR + 400 bps), 10/8/32	216,910
1,373,156	Fortress Intermediate 3, Inc., Tranche B Term Loan, 6.675% (Term SOFR + 300 bps), 6/27/31	1,337,110
738,722	KBR, Inc., Term B Facility, 5.672% (Term SOFR + 200 bps), 1/17/31	742,775
1,135,314	Pitney Bowes, Inc., Tranche B Term Loan, 7.422% (Term SOFR + 375 bps), 3/19/32	1,130,111
1,219,782	Smartronix LLC, Term Loan, 8.172% (Term SOFR + 450 bps), 2/6/32	1,221,307
	Total Computer Services	$6,392,719

Victory Pioneer Floating Rate Fund | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computer Software — 0.3%
673,750	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 7.536% (Term SOFR + 375 bps), 10/16/28	$ 555,844
	Total Computer Software	$555,844

	Computers-Memory Devices — 0.2%
373,599	SanDisk Corp., Term B Loan, 6.669% (Term SOFR + 300 bps), 2/20/32	$ 375,156
	Total Computers-Memory Devices	$375,156

	Consulting Services — 0.7%
874,048	Ankura Consulting Group LLC, First Lien 2024-2 Repricing Term Loan, 7.171% (Term SOFR + 350 bps), 12/29/31	$ 854,563
741,236	First Advantage Holdings LLC, First Lien Term B-3 Loan, 6.422% (Term SOFR + 275 bps), 10/31/31	716,220
	Total Consulting Services	$1,570,783

	Consumer Products — 0.4%
744,189	Reynolds Consumer Products LLC, New Term Loan, 5.422% (Term SOFR + 175 bps), 3/4/32	$ 750,003
	Total Consumer Products	$750,003

	Containers-Paper & Plastic — 0.9%
865,186	Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental Closing Date Term B Loan, 6.922% (Term SOFR + 325 bps), 4/1/32	$ 861,597
1,000,000(b)	Clydesdale Acquisition Holdings, Inc., First Lien Term B Loan, 4/13/29	996,944
	Total Containers-Paper & Plastic	$1,858,541

	Cruise Lines — 0.7%
572,750	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.672% (Term SOFR + 300 bps), 5/1/31	$ 574,898
912,712	SGH2 LLC, Initial Dollar Term Loan, 8.172% (Term SOFR + 450 bps), 8/18/32	914,994
	Total Cruise Lines	$1,489,892

	Diagnostic Kits — 0.3%
637,861(b)	Hologic, Inc., Term Loan B, 1/14/33	$ 633,835
	Total Diagnostic Kits	$633,835

5Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	Dialysis Centers — 1.3%
1,283,799	DaVita, Inc., Tranche B-2 Term Loan, 5.422% (Term SOFR + 175 bps), 5/9/31	$ 1,284,257
1,514,566	U.S. Renal Care, Inc., Closing Date Term Loan, 8.786% (Term SOFR + 500 bps), 6/28/28	1,430,082
	Total Dialysis Centers	$2,714,339

	Disposable Medical Products — 0.3%
542,479	Medline Borrower LP, 2030 Refinancing Term Loan, 5.422% (Term SOFR + 175 bps), 10/23/30	$ 544,174
	Total Disposable Medical Products	$544,174

	Distribution & Wholesale — 1.8%
1,347,989	AIP RD Buyer Corp., First Lien Term B Loan, 7.172% (Term SOFR + 350 bps), 12/23/30	$ 1,337,879
1,017,450	Formulations Parent Corp. (aka Chase Corp.), Initial Term Loan, 7.65% (Term SOFR + 400 bps), 4/9/32	1,019,994
880,792	Gloves Buyer, Inc., Initial Term Loan, 7.672% (Term SOFR + 400 bps), 5/21/32	877,049
588,075	Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 6.422% (Term SOFR + 275 bps), 8/1/30	589,912
	Total Distribution & Wholesale	$3,824,834

	Electric-Distribution — 0.2%
412,196	Lackawanna Energy Center LLC, Replacement Term B Advance, 6.675% (Term SOFR + 300 bps), 8/5/32	$ 415,158
	Total Electric-Distribution	$415,158

	Electric-Generation — 2.0%
643,850	Alpha Generation LLC, Initial Term B Loan, 5.422% (Term SOFR + 175 bps), 9/30/31	$ 643,972
1,892,482	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.922% (Term SOFR + 525 bps), 4/3/28	1,905,099
531,889	Hamilton Projects Acquiror LLC, 2025-2 Repricing Term Loan, 6.172% (Term SOFR + 250 bps), 5/30/31	535,047
1,193,984	Long Ridge Energy LLC, Term B Advance, 8.172% (Term SOFR + 450 bps), 2/19/32	1,189,507
	Total Electric-Generation	$4,273,625

	Energy-Alternate Sources — 0.3%
553,613	Bayonne Energy Center LLC, Term B Advance, 6.672% (Term SOFR + 300 bps), 10/1/32	$ 557,245
	Total Energy-Alternate Sources	$557,245

Victory Pioneer Floating Rate Fund | 1/31/266

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Engines — 1.6%
1,707,275	Arcline FM Holdings LLC, First Lien 2025-1 New Term Loan, 6.422% (Term SOFR + 275 bps), 6/23/30	$ 1,714,032
725,000	INNIO Group Holding GmbH, USD Facility B2, 5.925% (Term SOFR + 225 bps), 11/2/28	726,359
968,075	LSF12 Badger Bidco LLC, Initial Term Loan, 9.172% (Term SOFR + 550 bps), 8/30/30	971,706
	Total Engines	$3,412,097

	Enterprise Software & Services — 2.0%
2,013,390	Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 6.922% (Term SOFR + 325 bps), 3/21/31	$ 1,956,512
1,004,850	Genesys Cloud Services Holdings I LLC, Initial 2025 Dollar Term Loan, 6.172% (Term SOFR + 250 bps), 1/30/32	980,148
382,674	Mermaid Bidco, Inc., USD Facility B , 7.151% (Term SOFR + 325 bps), 7/3/31	376,933
962,911	Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 6.922% (Term SOFR + 325 bps), 10/26/30	893,100
	Total Enterprise Software & Services	$4,206,693

	Finance-Investment Banker — 1.3%
1,334,249	Citadel Securities LP, 2024-1 Term Loan, 5.672% (Term SOFR + 200 bps), 10/31/31	$ 1,337,584
892,281	Hudson River Trading LLC, Term B-2 Loan, 6.173% (Term SOFR + 250 bps), 3/18/30	890,369
655,380	Jefferies Finance LLC, Initial Term Loan, 6.43% (Term SOFR + 275 bps), 10/21/31	655,585
	Total Finance-Investment Banker	$2,883,538

	Finance-Other Services — 0.4%
453,720	IMC Financing LLC, Term Loan, 6.671% (Term SOFR + 300 bps), 6/18/32	$ 457,123
497,000	Orion Midco Ltd, First Lien Initial Term Loan, 7.15% (Term SOFR + 350 bps), 10/8/32	498,056
	Total Finance-Other Services	$955,179

	Food-Catering — 0.5%
1,166,339	Aramark Intermediate HoldCo Corp., U.S. Term B-10 Loan, 5.422% (Term SOFR + 175 bps), 6/22/30	$ 1,170,276
	Total Food-Catering	$1,170,276

7Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	Food-Confectionery — 0.7%
1,576,110	Fiesta Purchaser, Inc., Second Refinancing Term Loan, 6.422% (Term SOFR + 275 bps), 2/12/31	$ 1,532,110
	Total Food-Confectionery	$1,532,110

	Food-Dairy Products — 1.5%
3,250,000	Chobani LLC, 2025-2 New Term Loan, 5.922% (Term SOFR + 225 bps), 10/28/32	$ 3,265,236
	Total Food-Dairy Products	$3,265,236

	Food-Miscellaneous/Diversified — 0.4%
955,000	Froneri International Ltd., First Lien Facility B6, 5.877% (Term SOFR + 225 bps), 9/30/32	$ 954,142
	Total Food-Miscellaneous/Diversified	$954,142

	Gambling (Non-Hotel) — 0.6%
499,800	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 5.422% (Term SOFR + 175 bps), 11/30/30	$ 500,112
317,415	Flutter Entertainment Plc, Third Incremental Term B Loan, 5.672% (Term SOFR + 200 bps), 6/4/32	317,283
555,000	River Rock Entertainment Authority, California, Term Loan, 12.672% (Term SOFR + 900 bps), 6/25/31	541,125
	Total Gambling (Non-Hotel)	$1,358,520

	Gas-Transportation — 0.2%
390,000	Meade Pipeline Co. LLC, Initial Loan, 5.695% (Term SOFR + 200 bps), 9/22/32	$ 390,731
	Total Gas-Transportation	$390,731

	Golf — 0.0%†
61,255	Topgolf Callaway Brands Corp., Initial Term Loan, 6.422% (Term SOFR + 275 bps), 3/15/30	$ 61,599
	Total Golf	$61,599

	Hazardous Waste Disposal — 0.5%
1,158,487	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 7.423% (Term SOFR + 375 bps), 10/17/30	$ 1,167,176
	Total Hazardous Waste Disposal	$1,167,176

	Hotels & Motels — 0.7%
982,594	Travel + Leisure Co., 2025 2024 Incremental Term Loan, 5.738% (Term SOFR + 200 bps), 12/14/29	$ 984,513
430,000	TRQ Sales LLC, Initial Term Loan, 6.936% (Term SOFR + 325 bps), 12/30/32	429,731
	Total Hotels & Motels	$1,414,244

Victory Pioneer Floating Rate Fund | 1/31/268

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Independent Power Producer — 0.5%
1,168,213	Lightning Power LLC, Initial Term B Loan, 5.922% (Term SOFR + 225 bps), 8/18/31	$ 1,171,701
	Total Independent Power Producer	$1,171,701

	Insurance Brokers — 0.7%
913,750	HIG Finance 2 Ltd., 2025-2 Dollar Refinancing Term Loan, 6.422% (Term SOFR + 275 bps), 2/15/31	$ 913,424
606,143	USI, Inc., 2024-C Term Loan, 5.922% (Term SOFR + 225 bps), 9/29/30	605,858
	Total Insurance Brokers	$1,519,282

	Internet Content — 0.9%
2,330,686(b)	MH Sub I LLC (Micro Holding Corp.), First Lien 2024 December New Term Loan, 7.922% (Term SOFR + 425 bps), 12/31/31	$ 1,917,406
	Total Internet Content	$1,917,406

	Internet Security — 0.4%
881,927	Proofpoint, Inc., First Lien 2025-B Incremental Term Loan, 6.672% (Term SOFR + 300 bps), 8/31/28	$ 870,903
	Total Internet Security	$870,903

	Investment Management & Advisory Services — 1.7%
1,848,394	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 6.688% (Term SOFR + 300 bps), 11/1/30	$ 1,851,089
583,048	CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loan, 5.672% (Term SOFR + 200 bps), 5/17/31	581,955
980,426	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 6.672% (Term SOFR + 300 bps), 4/7/28	983,286
306,908	GTCR Everest Borrower LLC, 2025 Term Loan, 6.422% (Term SOFR + 275 bps), 9/5/31	306,524
	Total Investment Management & Advisory Services	$3,722,854

	Lasers-System & Components — 0.3%
555,307	Coherent Corp., Term B-3 Loan, 5.422% (Term SOFR + 175 bps), 7/2/29	$ 558,083
	Total Lasers-System & Components	$558,083

	Machinery — 0.6%
520,021(b)	Columbus McKinnon Corp., Term Loan B, 1/21/33	$ 518,396
191,925(b)	LSF 12 Helix Parent LLC, Term Loan B, 1/21/33	191,565
9Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	Machinery — (continued)
385,000	Pro Mach Group, Inc., First Lien Amendment No. 6 Refinancing Term Loan, 6.422% (Term SOFR + 275 bps), 10/15/32	$ 385,902
250,000(b)	SunSource Borrower LLC, First Refinancing Term Loan, 3/25/31	249,688
	Total Machinery	$1,345,551

	Medical Diagnostic Imaging — 0.4%
834,837	Lumexa Imaging, Inc. (Lumexa Imaging Outpatient, Inc.), Amendment No. 5 Replacement Term Loan, 6.705% (Term SOFR + 300 bps), 12/17/32	$ 838,489
	Total Medical Diagnostic Imaging	$838,489

	Medical Labs & Testing Services — 2.8%
1,376,363	Charlotte Buyer, Inc., First Lien Second Refinancing Term Loan, 7.924% (Term SOFR + 425 bps), 2/11/28	$ 1,346,255
1,929,558	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.172% (Term SOFR + 250 bps), 2/21/31	1,929,106
1,721,765	Sotera Health Holdings LLC, 2025 Refinancing Term Loan, 6.172% (Term SOFR + 250 bps), 5/30/31	1,728,759
952,664	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 7.814% (Term SOFR + 400 bps), 10/1/28	952,961
	Total Medical Labs & Testing Services	$5,957,081

	Medical Products — 0.8%
127,122	Hanger, Inc., Delayed Draw Term Loan, 7.172% (Term SOFR + 350 bps), 10/23/31	$ 127,631
1,667,156	Hanger, Inc., Initial Term Loan, 7.172% (Term SOFR + 350 bps), 10/23/31	1,673,824
	Total Medical Products	$1,801,455

	Medical-Drugs — 2.9%
955,200	1261229 B.C. Ltd., Initial Term Loan, 9.922% (Term SOFR + 625 bps), 10/8/30	$ 933,310
962,812	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 7.422% (Term SOFR + 375 bps), 4/23/31	964,532
1,123,244	Jazz Pharmaceuticals, Inc., Tranche B-2 Dollar Term Loan, 5.922% (Term SOFR + 225 bps), 5/5/28	1,128,223
2,114,718	Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 5.922% (Term SOFR + 225 bps), 5/19/31	2,056,941
1,162,912	Padagis LLC, Term B Loan, 8.658% (Term SOFR + 475 bps), 7/6/28	1,064,064
	Total Medical-Drugs	$6,147,070

Victory Pioneer Floating Rate Fund | 1/31/2610

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Generic Drugs — 0.6%
1,307,722	Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan, 7.172% (Term SOFR + 350 bps), 8/1/32	$ 1,314,261
	Total Medical-Generic Drugs	$1,314,261

	Medical-Hospitals — 1.4%
1,828,502	EyeCare Partners LLC, Super-Priority Tranche B Term Loan, 4.73% (Term SOFR + 100 bps), 11/30/28	$ 804,541
1,918,306	Knight Health Holdings LLC, Term B Loan, 9.036% (Term SOFR + 525 bps), 12/23/28	637,837
1,584,978	LifePoint Health, Inc., First Lien 2024-2 Refinancing Term Loan, 7.152% (Term SOFR + 350 bps), 5/17/31	1,583,822
	Total Medical-Hospitals	$3,026,200

	Medical-Wholesale Drug Distribution — 0.9%
1,954,259	Gainwell Acquisition Corp., First Lien Term B Loan, 7.772% (Term SOFR + 400 bps), 10/1/27	$ 1,874,255
	Total Medical-Wholesale Drug Distribution	$1,874,255

	Metal Processors & Fabrication — 0.6%
1,256,871	Grinding Media, Inc. (Molycop Ltd.), First Lien 2024 Incremental Term Loan, 7.335% (Term SOFR + 350 bps), 10/12/28	$ 1,257,657
	Total Metal Processors & Fabrication	$1,257,657

	Metal-Aluminum — 0.4%
863,992	Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, 6.422% (Term SOFR + 275 bps), 8/18/30	$ 867,232
	Total Metal-Aluminum	$867,232

	Multi-line Insurance — 0.4%
856,695	Acrisure LLC, First Lien 2025 Term B Loan, 6.922% (Term SOFR + 325 bps), 6/21/32	$ 857,588
	Total Multi-line Insurance	$857,588

	Non-hazardous Waste Disposal — 0.4%
906,153	Tidal Waste & Recycling Holdings LLC, Initial Term Loan, 6.422% (Term SOFR + 275 bps), 10/24/31	$ 911,817
	Total Non-hazardous Waste Disposal	$911,817

	Paper & Related Products — 0.3%
633,818	Ahlstrom Holding 3 Oy, Additional USD Facility B1, 8.184% (Term SOFR + 425 bps), 5/23/30	$ 635,667
	Total Paper & Related Products	$635,667

11Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	Pharmacy Services — 0.3%
618,029	Option Care Health, Inc., 2025 Amendment Term Loan, 5.422% (Term SOFR + 175 bps), 9/16/32	$ 620,733
	Total Pharmacy Services	$620,733

	Physical Practice Management — 0.7%
1,273,533	Sound Inpatient Physicians, Inc., Tranche B Term Loan, 7.434% (Term SOFR + 350 bps), 6/28/28	$ 1,240,633
300,146	Sound Inpatient Physicians, Inc., Tranche C Term Loan, 10.684% (Term SOFR + 675 bps), 6/28/29	285,514
	Total Physical Practice Management	$1,526,147

	Physical Therapy & Rehabilitation Centers — 1.6%
202,922	Summit Behavioral Healthcare LLC, First Lien First Out Term Loan, 9.684% (Term SOFR + 575 bps), 12/31/29	$ 208,925
1,275,741	Summit Behavioral Healthcare LLC, First Lien Second Out Term Loan, 8.184% (Term SOFR + 425 bps), 12/31/29	1,076,407
2,379,064	Upstream Newco, Inc., First Lien December 2025 Extended/Modified Term Loan, 8.179% (Term SOFR + 425 bps), 11/20/29	2,157,216
	Total Physical Therapy & Rehabilitation Centers	$3,442,548

	Pipelines — 2.8%
1,893,179	Brazos Delaware II LLC, 2025 B-2 Refinancing Term Loan, 6.174% (Term SOFR + 250 bps), 2/11/30	$ 1,895,884
676,616	M6 ETX Holdings II Midco LLC, New Term Loan, 6.172% (Term SOFR + 250 bps), 4/1/32	679,153
1,911,704	Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 5.924% (Term SOFR + 225 bps), 10/5/28	1,913,751
1,574,712	Traverse Midstream Partners LLC, Advance, 6.167% (Term SOFR + 250 bps), 2/16/28	1,576,681
	Total Pipelines	$6,065,469

	Printing-Commercial — 0.4%
898,178	Verde Purchaser LLC, Initial Term Loan, 7.672% (Term SOFR + 400 bps), 11/30/30	$ 878,156
	Total Printing-Commercial	$878,156

	Professional Sports — 0.6%
1,223,853	Formula One Management Ltd., Facility B, 5.422% (Term SOFR + 175 bps), 9/30/31	$ 1,224,618
	Total Professional Sports	$1,224,618

Victory Pioneer Floating Rate Fund | 1/31/2612

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Property & Casualty Insurance — 2.2%
1,399,682	Asurion LLC, First Lien New B-10 Term Loan, 7.772% (Term SOFR + 400 bps), 8/19/28	$ 1,403,007
780,947	Asurion LLC, First Lien New B-11 Term Loan, 8.022% (Term SOFR + 425 bps), 8/19/28	782,656
607,426	Asurion LLC, First Lien New B-12 Term Loan, 7.922% (Term SOFR + 425 bps), 9/19/30	609,893
294,393	Asurion LLC, Second Lien New B-4 Term Loan, 9.036% (Term SOFR + 525 bps), 1/20/29	294,791
1,652,554	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 6.172% (Term SOFR + 250 bps), 7/31/31	1,648,423
	Total Property & Casualty Insurance	$4,738,770

	Protection-Safety — 0.5%
261,341	Prime Security Services Borrower LLC, 2025 Incremental Term B-2 Loan, 5.438% (Term SOFR + 175 bps), 3/7/32	$ 260,362
862,639	Prime Security Services Borrower LLC, First Lien 2024-1 Refinancing Term B-1 Loan, 5.688% (Term SOFR + 200 bps), 10/13/30	861,493
	Total Protection-Safety	$1,121,855

	Publishing — 1.1%
1,443,883	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.022% (Term SOFR + 525 bps), 4/9/29	$ 1,300,622
973,243	McGraw-Hill Education, Inc., 2025 Tranche B-2 Term Loan, 6.422% (Term SOFR + 275 bps), 8/6/31	977,349
	Total Publishing	$2,277,971

	Radio — 0.3%
995,810	Townsquare Media LLC, Initial Term Loan, 8.878% (Term SOFR + 500 bps), 2/19/30	$ 734,410
	Total Radio	$734,410

	Recreational Centers — 1.1%
1,954,106	Fitness International LLC, Term B Loan, 8.172% (Term SOFR + 450 bps), 2/12/29	$ 1,961,434
321,758	Life Time, Inc., 2025 Refinancing Term Loan, 5.688% (Term SOFR + 200 bps), 11/5/31	323,395
	Total Recreational Centers	$2,284,829

13Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	REITS-Storage — 0.2%
347,289	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 5.672% (Term SOFR + 200 bps), 1/31/31	$ 344,106
	Total REITS-Storage	$344,106

	Rental Auto & Equipment — 0.8%
1,626,875	Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing U.S. Dollar Term Loan, 6.868% (Term SOFR + 300 bps), 5/21/31	$ 1,621,791
	Total Rental Auto & Equipment	$1,621,791

	Retail — 4.9%
1,233,072	Great Outdoors Group LLC, Term B-3 Loan, 6.922% (Term SOFR + 325 bps), 1/23/32	$ 1,236,045
1,501,612	Harbor Freight Tools USA, Inc., Replacement Term Loan, 5.922% (Term SOFR + 225 bps), 6/11/31	1,483,110
778,050	LBM Acquisition LLC, First Lien Amendment No. 4 Refinancing Term Loan, 8.671% (Term SOFR + 500 bps), 6/6/31	779,131
500,000	LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term B-1 Loan, 6.322% (Term SOFR + 250 bps), 4/23/31	500,938
782,000	Park River Holdings, Inc., 2025 Refinancing Term Loan, 8.161% (Term SOFR + 450 bps), 3/15/31	786,561
1,954,997	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.184% (Term SOFR + 325 bps), 3/3/28	1,952,825
1,293,575(b)	Petco Health and Wellness Company, Inc., 2026 Term Loan, 1/31/31	1,269,119
1,632,000	PetSmart LLC, Initial Term Loan, 7.671% (Term SOFR + 400 bps), 8/18/32	1,629,960
606,939	RVR Dealership Holdings LLC, Term Loan, 7.522% (Term SOFR + 375 bps), 2/8/28	601,325
189,296(b)	The Men's Wearhouse LLC, Term Loan B, 1/22/31	189,651
	Total Retail	$10,428,665

	Retail-Variety Store — 0.2%
422,427	Evergreen Acqco 1 LP, Initial Term Loan, 6.701% (Term SOFR + 300 bps), 9/17/32	$ 423,800
	Total Retail-Variety Store	$423,800

Victory Pioneer Floating Rate Fund | 1/31/2614

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Security Services — 0.5%
957,131	Allied Universal Holdco LLC (USAGM Holdco LLC), Amendment No. 7 Replacement U.S. Dollar Term Loan, 6.922% (Term SOFR + 325 bps), 8/20/32	$ 959,252
	Total Security Services	$959,252

	Semiconductor Equipment — 0.7%
825,839	MKS Instruments, Inc., 2025-1 Dollar Term B Loan, 5.672% (Term SOFR + 200 bps), 8/17/29	$ 826,484
623,114(b)	MKS Instruments, Inc., Term Loan B, 1/28/33	625,061
	Total Semiconductor Equipment	$1,451,545

	Telecom Services — 0.9%
1,605,000	Windstream Services LLC, 2024 Term Loan, 8.522% (Term SOFR + 475 bps), 10/1/31	$ 1,619,044
370,000	Windstream Services LLC, 2025 Term Loan, 7.672% (Term SOFR + 400 bps), 10/6/32	370,925
	Total Telecom Services	$1,989,969

	Telephone-Integrated — 0.4%
779,943	Level 3 Financing, Inc., Term B-4 Refinancing Loans, 6.922% (Term SOFR + 325 bps), 3/29/32	$ 784,492
	Total Telephone-Integrated	$784,492

	Television — 0.0%†
9,200	Gray Television, Inc., Term F Loan, 8.95% (Term SOFR + 525 bps), 6/4/29	$ 9,213
	Total Television	$9,213

	Theaters — 0.6%
1,237,663	Crown Finance US, Inc., First Amendment Term Loan, 8.188% (Term SOFR + 450 bps), 12/2/31	$ 1,205,174
	Total Theaters	$1,205,174

	Transport-Air Freight — 0.2%
432,000	Stonepeak Nile Parent LLC, Amendment No 1 Incremental Term Loan, 5.917% (Term SOFR + 225 bps), 4/9/32	$ 432,101
	Total Transport-Air Freight	$432,101

	Transportation Services — 1.7%
1,621,081	Carriage Purchaser, Inc., Term B Loan, 7.172% (Term SOFR + 350 bps), 10/2/28	$ 1,629,862
15Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	Transportation Services — (continued)
1,758,705	First Student Bidco, Inc., Initial Term B Loan, 6.172% (Term SOFR + 250 bps), 8/15/30	$ 1,758,548
321,799	First Student Bidco, Inc., Initial Term C Loan, 6.172% (Term SOFR + 250 bps), 8/15/30	321,833
	Total Transportation Services	$3,710,243

	Transport-Rail — 0.5%
1,072,051	Genesee & Wyoming, Inc., Initial Term Loan, 5.422% (Term SOFR + 175 bps), 4/10/31	$ 1,071,929
	Total Transport-Rail	$1,071,929

	Veterinary Diagnostics — 0.3%
622,882	Southern Veterinary Partners LLC, First Lien 2025 New Term Loan, 6.173% (Term SOFR + 250 bps), 12/4/31	$ 622,938
	Total Veterinary Diagnostics	$622,938

	Total Senior Secured Floating Rate Loan Interests (Cost $184,639,579)	$179,699,434

Shares
	Common Stocks — 0.3% of Net Assets
	Healthcare-Services — 0.0%
396,983(c)+	Sound Inpatient Physicians Holdings	$ —
17,772(c)+	Sound Inpatient Physicians, Inc.	—
	Total Healthcare-Services	$—

	Passenger Airlines — 0.3%
339,540(c)	Grupo Aeromexico S.A.B de CV	$ 680,012
	Total Passenger Airlines	$680,012

	Total Common Stocks (Cost $254,588)	$680,012

Principal Amount USD ($)
	Asset Backed Securities — 3.5% of Net Assets
1,000,000(a)	CIFC Funding, Ltd., Series 2025-2A, Class D2, 7.222% (3 Month Term SOFR + 355 bps), 4/15/38 (144A)	$ 1,002,221
1,000,000(a)	CIFC Funding, Ltd., Series 2025-2A, Class E, 8.072% (3 Month Term SOFR + 440 bps), 4/15/38 (144A)	1,000,530
Victory Pioneer Floating Rate Fund | 1/31/2616

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class ER, 9.818% (3 Month Term SOFR + 615 bps), 2/28/38 (144A)	$ 990,000
1,000,000(a)	Dryden 41 Senior Loan Fund, Series 2015-41A, Class DR, 6.534% (3 Month Term SOFR + 286 bps), 4/15/31 (144A)	1,003,742
1,000,000(a)	Magnetite XXX, Ltd., Series 2021-30A, Class D2R, 7.858% (3 Month Term SOFR + 400 bps), 10/25/37 (144A)	1,005,895
583,423(a)	US Bank NA, Series 2025-SUP1, Class D, 6.397% (SOFR30A + 270 bps), 2/25/32 (144A)	584,411
1,000,000(a)	Voya CLO, Ltd., Series 2025-1A, Class D2, 7.418% (3 Month Term SOFR + 375 bps), 4/20/38 (144A)	1,008,270
1,000,000(a)	Voya CLO, Ltd., Series 2025-1A, Class E, 8.268% (3 Month Term SOFR + 460 bps), 4/20/38 (144A)	1,007,535
	Total Asset Backed Securities (Cost $7,608,423)	$7,602,604

	Commercial Mortgage-Backed Securities—0.1% of Net Assets
74,237(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.151% (SOFR30A + 636 bps), 1/25/27 (144A)	$ 73,596
92,783(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 12.901% (SOFR30A + 911 bps), 7/25/30 (144A)	94,757
	Total Commercial Mortgage-Backed Securities (Cost $171,681)	$168,353

	Corporate Bonds — 6.9% of Net Assets
	Advertising — 0.3%
750,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	$ 727,248
	Total Advertising	$727,248

	Aerospace & Defense — 0.5%
1,000,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	$ 1,027,024
	Total Aerospace & Defense	$1,027,024

	Airlines — 0.5%
1,000,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	$ 1,069,234
	Total Airlines	$1,069,234

17Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
	Banks — 0.3%
500,000(d)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 547,568
	Total Banks	$547,568

	Chemicals — 0.5%
1,000,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	$ 1,031,216
	Total Chemicals	$1,031,216

	Commercial Services — 0.4%
750,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32 (144A)	$ 765,144
	Total Commercial Services	$765,144

	Diversified Financial Services — 0.5%
1,000,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 1,031,267
	Total Diversified Financial Services	$1,031,267

	Electric — 0.2%
500,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 493,741
	Total Electric	$493,741

	Internet — 0.4%
1,000,000	ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 960,090
	Total Internet	$960,090

	Media — 0.3%
575,000	Gray Media, Inc., 7.25%, 8/15/33 (144A)	$ 588,669
	Total Media	$588,669

	Mining — 0.4%
1,000,000	Novelis Corp., 3.875%, 8/15/31 (144A)	$ 915,067
	Total Mining	$915,067

	Oil & Gas — 0.9%
1,000,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	$ 963,728
1,000,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	1,013,786
	Total Oil & Gas	$1,977,514

	Pharmaceuticals — 0.4%
1,000,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 971,104
	Total Pharmaceuticals	$971,104

Victory Pioneer Floating Rate Fund | 1/31/2618

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — 0.4%
330,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 354,746
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	475,010
	Total Pipelines	$829,756

	Software — 0.5%
1,000,000	Cloud Software Group, Inc., 6.50%, 3/31/29 (144A)	$ 993,767
	Total Software	$993,767

	Telecommunications — 0.4%
750,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	$ 757,252
	Total Telecommunications	$757,252

	Total Corporate Bonds (Cost $14,362,340)	$14,685,661

	Insurance-Linked Securities—1.2% of Net Assets#
	Event Linked Bonds — 1.2%
	Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 20.67%, (FHMMUSTF + 1,715 bps), 3/11/26 (144A)	$ 253,750
	Health – U.S. — 0.1%
250,000(a)	Vitality Re XIV, 7.02%, (FHMMUSTF + 350 bps), 1/5/27 (144A)	$ 253,275
	Multiperil – U.S. — 0.5%
250,000(a)	Bonanza Re, 7.28%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	$ 251,700
250,000(a)	Sanders Re, 7.52%, (BRMMUSDF + 399 bps), 4/7/29 (144A)	254,675
250,000(a)	Sanders Re, 8.89%, (BRMMUSDF + 536 bps), 4/7/29 (144A)	259,075
250,000(a)	Sanders Re III, 6.87%, (BRMMUSDF + 334 bps), 4/7/26 (144A)	250,250
		$1,015,700

19Victory Pioneer Floating Rate Fund | 1/31/26

Principal Amount USD ($)		Value
Multiperil – U.S. & Canada — 0.3%
250,000(a)	Kilimanjaro II Re, 9.78%, (BRMMUSDF + 625 bps), 6/30/28 (144A)	$ 262,900
250,000(a)	Kilimanjaro II Re, 10.78%, (BRMMUSDF + 725 bps), 6/30/28 (144A)	264,150
$527,050

Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 7.78%, (BRMMUSDF + 425 bps), 6/1/26 (144A)	$ 251,450
Windstorm – Florida — 0.0%†
154,719(a)	Integrity Re, 4.02%, (FHMMUSTF + 50 bps), 6/6/30 (144A)	$ 77,360
Windstorm – U.S. Northeast — 0.1%
250,000(a)	3264 Re, 10.52%, (FHMMUSTF + 700 bps), 7/8/27 (144A)	$ 262,925
	Total Event Linked Bonds	$2,641,510

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
19,715(c)(e)+	Alturas Re 2022-2, 12/31/27	$ 692
	Total Reinsurance Sidecars	$692

	Total Insurance-Linked Securities (Cost $2,654,719)	$2,642,202

Shares
	Investment Company — 0.5% of Net Assets
50,000	Invesco Senior Loan ETF	$ 1,037,000
	Total Investment Company (Cost $1,040,250)	$1,037,000

Victory Pioneer Floating Rate Fund | 1/31/2620

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 5.8% of Net Assets
	Open-End Fund — 5.8%
12,470,354(f)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 12,470,354
		$12,470,354

	TOTAL SHORT TERM INVESTMENTS (Cost $12,470,354)	$12,470,354

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.3% (Cost $223,201,934)	$218,985,620
	OTHER ASSETS AND LIABILITIES — (2.3)%	$(4,955,807)
	net assets — 100.0%	$214,029,813

bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
ETF	Exchange-traded Fund.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $23,519,293, or 11.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2026.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2026.
(e)	Issued as preference shares.
(f)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
21Victory Pioneer Floating Rate Fund | 1/31/26

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$250,000	$262,925
Alturas Re 2022-2	4/11/2023	—	692
Bonanza Re	12/16/2024	250,000	251,700
FloodSmart Re	2/23/2023	250,000	253,750
Integrity Re	5/9/2022	154,719	77,360
Kilimanjaro II Re	6/24/2024	250,000	262,900
Kilimanjaro II Re	6/24/2024	250,000	264,150
Long Point Re IV	5/13/2022	250,000	251,450
Sanders Re	12/10/2024	250,000	254,675
Sanders Re	12/10/2024	250,000	259,075
Sanders Re III	3/22/2022	250,000	250,250
Vitality Re XIV	1/25/2023	250,000	253,275
Total Restricted Securities			$2,642,202
% of Net assets			1.2%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	578,035	MXN	10,511,834	HSBC Bank USA NA	3/27/26	$(20,227)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(20,227)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN — Mexican Peso
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Victory Pioneer Floating Rate Fund | 1/31/2622

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$179,699,434	$—	$179,699,434
Common Stocks
Healthcare-Services	—	—	—*	—*
Passenger Airlines	680,012	—	—	680,012
Asset Backed Securities	—	7,602,604	—	7,602,604
Commercial Mortgage-Backed Securities	—	168,353	—	168,353
Corporate Bonds	—	14,685,661	—	14,685,661
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	692	692
All Other Insurance-Linked Securities	—	2,641,510	—	2,641,510
Investment Company	1,037,000	—	—	1,037,000
Open-End Fund	12,470,354	—	—	12,470,354
Total Investments in Securities	$14,187,366	$204,797,562	$692	$218,985,620
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(20,227)	$—	$(20,227)
Total Other Financial Instruments	$—	$(20,227)	$—	$(20,227)
*	Securities valued at $0.
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
23Victory Pioneer Floating Rate Fund | 1/31/26